Debt - Summary of Aggregate Maturities (Detail) - Enjoy Technology Inc [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 2,105
2022	7,895
2023	37,000
2024	43,451
2025	0
Thereafter	0
Subtotal	90,451
Fair value premium of convertible loan	42,906
Deferred financing costs and unamortized discount	(3,317)
Total	$ 130,040